Advisors Series Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 30, 2019

Via Edgar Transmission

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Logan Capital Large Cap Growth Fund S000037501
Logan Capital International Fund S000037502
Logan Capital Small Cap Growth Fund S000037503
Logan Capital Large Cap Core Fund S000037504

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series: Logan Capital Large Cap Growth Fund, Logan Capital International Fund, Logan Capital Small Cap Growth Fund, and Logan Capital Large Cap Core Fund, respectively, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated August 28, 2019, and filed electronically as Post-Effective Amendment No. 914 to the Trust’s Registration Statement on Form N‑1A on August 27, 2019.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6872.

Sincerely,

/s/ Emily R. Enslow
Emily R. Enslow
Secretary
Advisors Series Trust